UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06578

The Glenmede Portfolios
(Exact name of registrant as specified in charter)

4 Copley Place, 5th Floor, CPH-0326 Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-442-8299

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2009, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — 100.7%
	Pennsylvania — 100.5%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured),
	5.375% due 11/1/14	$110,771
200,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-57, (FGIC Insured),
	5.00% due 11/1/22	207,778
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured),
	5.00% due 3/1/17	217,042
500,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A,
	5.00% due 9/1/17	531,270
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101,
	5.30% due 3/1/10	304,248
	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured) :
500,000	5.375% due 12/1/15	535,175
100,000	5.00% due 12/1/17	108,602
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, (MBIA Insured) Prerefunded 11/1/14 @ 100,
	5.50% due 11/1/29	2,032,265
655,000	Bethlehem, PA, General Obligation Unlimited, Series A (FGIC Insured),
	3.50% due 8/1/12	655,504
500,000	Boyertown, PA, Area School District, (FSA Insured),
	5.00% due 10/1/17	557,410
255,000	Bucks County, PA, Community College Authority, College Building Revenue,
	4.75% due 6/15/18	288,242
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 5/15/16	550,830
1,000,000	Chester County, PA, Health and Education Facilities Authority Revenue, Jefferson Health System, Series B,
	0.40% due 5/15/28	1,000,000
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured),
	5.00% due 11/1/20	561,215
165,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125% due 7/1/10	172,141
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured),
	5.00% due 11/15/17	360,672
250,000	Delaware County, PA, General Obligation Unlimited,
	3.00% due 7/15/13(1)	263,400
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (MBIA Insured), Prerefunded 5/1/14 @ 100 Revenue,
	5.00% due 5/1/25	465,048

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25% due 7/1/16(2)	$239,493
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/16(2)	330,797
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25% due 1/1/12(2)	770,557
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
55,000	6.00% due 1/15/10 (2)	57,380
55,000	6.50% due 1/15/11 (2)	59,386
740,000	Delaware Valley, PA, Regioinal Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	858,511
775,000	Delaware Valley, PA, Regional Financial Authority Local Government Revenue,
	5.50% due 7/1/12	851,795
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	561,103
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured) :
500,000	5.25% due 4/1/14	533,085
500,000	4.90% due 4/1/16	527,845
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.00% due 9/1/20	1,095,620
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.00% due 4/1/17	373,422
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,107,084
400,000	Great Valley School District, Chester County PA, (FSA Insured),
	5.00% due 2/15/18	453,832
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100,
	5.00% due 12/1/33	267,378
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), Escrowed to Maturity,
	5.50% due 5/15/11	219,714
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 3/1/20	386,393
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured),
	4.00% due 10/1/09	300,675

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$630,000	Jim Thorpe, PA, Area School District, (FSA Insured),
	5.00% due 3/15/18	$698,059
505,000	Kennett, PA, Consolidated School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 2/15/15	579,346
1,295,000	Lancaster County, PA, Hospital Authority Revenue, Lancaster General Hospital,
	5.00% due 3/15/20	1,312,185
20,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	21,485
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	690,852
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (FSA Insured),
	5.00% due 7/1/16	538,125
470,000	Lower Paxton Township, PA, General Obligation Unlimited, Series A,
	3.00% due 1/1/14(1)	486,323
290,000	Lower Paxton Township, PA, General Obligation Unlimited, Series B,
	3.00% due 5/15/14(1)	300,405
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,375,722
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	522,552
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	277,373
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding),
	5.00% due 11/15/17	280,892
425,000	Northampton County, PA, Higher Education Authority Revenue, Lehigh University,
	5.25% due 11/15/09	440,512
1,500,000	Northampton County, PA, Higher Education Authority Revenue, Lehigh University, Series A, (SPA: Wachovia Bank N.A.),
	0.35% due 11/15/21	1,500,000
175,000	Northampton County, PA, Unrefunded Balance,
	5.00% due 8/15/13	178,190
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
	4.60% due 11/15/10	325,842
200,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	223,024

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$700,000	Palisades, PA, School District, General Obligation Unlimited, (FGIC Insured),
	3.55% due 9/1/14	$718,893
1,485,000	Penn Manor, PA, School District, General Obligation Unlimited,,
	3.00% due 6/1/13(1)	1,540,524
225,000	Pennsylvania Housing Finance Agency, Revenue Bond, Residential Development Section 8-A,
	4.00% due 7/1/09	227,369
1,100,000	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue, Philadelphia Funding Program, (FGIC Insured),
	5.25% due 6/15/15	1,113,277
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	528,050
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	819,202
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00% due 8/15/10	523,945
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A,
	6.25% due 1/15/18	522,520
400,000	Pennsylvania State Higher Educational Facilties Authority Revenue, Drexel University,
	5.50% due 5/1/12	428,952
700,000	Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, Series A (FSA Insured),
	5.00% due 6/1/18	784,112
1,000,000	Pennsylvania State Public School Building Authority Lease Revenue, Western Center Technical School (FSA Insured),
	5.00% due 2/15/15	1,140,570
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,731,255
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S,
	5.50% due 6/1/15	553,304
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured),
	5.00% due 6/1/15	106,388
500,000	Pennsylvania State Turnpike Commission Revenue, Sub-Series A (AGC Insured),
	3.00% due 6/1/12	517,820
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured) :
145,000	5.25% due 12/1/13	146,911

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$60,000	5.25% due 12/1/14	$60,791
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	278,943
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured) :
20,000	5.25% due 12/1/13	20,255
10,000	5.25% due 12/1/14	10,128
250,000	Pennsylvania State University, Series B,
	5.25% due 8/15/21	287,782
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,166,680
340,000	Pennsylvania State, General Obligation Unlimited, (MBIA Insured),
	5.00% due 7/1/15	380,790
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	879,397
125,000	Pennsylvania State, Second Series, General Obligation Unlimited,
	5.25% due 10/1/10	129,733
500,000	Pennsylvania Turnpike Commission Revenue, Refunding, Series A (FSA Insured),
	5.25% due 7/15/21	562,255
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured), Prerefunded 3/15/11 @100 :
500,000	5.25% due 9/15/13	543,150
150,000	5.25% due 9/15/16	162,945
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured),
	5.25% due 5/15/09	505,305
	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured) :
540,000	5.25% due 11/15/16	588,816
250,000	5.25% due 11/15/18	271,778
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	1,713,360
850,000	Pocono Mountain, PA, School District, General Obligation Unlimited, Series A (MBIA Insured),
	5.00% due 10/1/13	957,457
135,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	149,812
1,175,000	Rose Tree Media, PA, School District, General Obligation Unlimited, Series A,
	4.00% due 2/15/14(1)	1,274,992
640,000	Spring Grove, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.25% due 4/1/16	664,115

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100,
	5.25% due 2/1/12	$268,670
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project,
	5.50% due 9/15/39	1,657,830
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.375% due 4/1/14	273,505
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, (FSA Insured), Prerefunded to 8/15/15 @ 100,
	5.25% due 8/15/25	1,702,333
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	264,930
		53,845,414
	Puerto Rico — 0.2%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @100,
	5.00% due 7/1/34	117,354
	TOTAL MUNICIPAL BONDS (Cost $51,850,423)	53,962,768

TOTAL INVESTMENTS (Cost $51,850,423)(3)	100.7%	$53,962,768

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(395,675)

NET ASSETS	100.0%	$53,567,093

*	Percentages indicated are based on net assets.
(1)	When-issued security.
(2)	This is a joint regional authority.
(3)	Aggregate cost for federal tax purposes was $51,850,423.
Abbreviations:
AGC	—	Assurance Guaranty Corporation
AMBAC	—	American Municipal Bond Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
FGIC	—	Financial Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
MBIA	—	Municipal Bond Investors Assurance
SPA	—	Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — 98.0%
	Delaware — 5.0%
	Delaware River & Bay Authority, Development Revenue, (MBIA Insured) :
$500,000	5.00% due 1/1/17 (1)	$548,735
500,000	5.00% due 1/1/19 (1)	535,080
		1,083,815
	New Jersey — 89.5%
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	331,912
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	547,815
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	553,825
370,000	Brigantine, NJ, (MBIA Insured),
	5.00% due 8/15/12	370,984
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guranteed),
	4.50% due 8/15/12	273,237
440,000	Demarest, NJ, School District, (FSA Insured),
	5.00% due 2/15/18	508,033
125,000	Essex County NJ, General Obligation Unlimited, (MBIA Insured),
	5.00% due 5/1/13	143,068
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (FSA Insured),
	5.80% due 11/1/21	284,387
500,000	Gloucester Township Board Of Education, General Obligation Unlimited, (FGIC Insured),
	4.20% due 8/1/14	531,260
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 2/1/14	263,773
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 8/15/12	209,480
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 4/1/16	282,740
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 3/1/13	256,733
325,000	Marlboro Township Municipal Utilities Authority Revenue,
	3.50% due 12/1/12	341,533
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	293,697
90,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.45% due 9/15/11	90,288

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured) :
$195,000	5.00% due 12/1/12	$209,871
250,000	5.20% due 12/1/14	269,973
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	111,841
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured) :
55,000	5.00% due 12/1/12	57,367
125,000	5.20% due 12/1/14	130,534
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured),
	5.00% due 12/1/13	20,051
395,000	Mount Olive Township NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	454,293
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured),
	5.00% due 9/1/21	430,108
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, (AMBAC Insured), Series A,
	5.00% due 10/15/16	416,257
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	483,178
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured),
	5.25% due 3/1/12	328,119
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	5.00% due 9/1/14	324,126
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	258,120
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding,
	5.125% due 9/1/14	507,480
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Prerefunded, 3/1/16 @100,
	5.00% due 3/1/17	77,539
185,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Unrefunded,
	5.00% due 3/1/17	205,724
135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity,
	5.00% due 3/1/10	141,491

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded,
	5.00% due 3/1/10	$119,396
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100,
	5.00% due 6/15/16	224,532
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured),
	5.00% due 7/1/19	282,972
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	108,534
500,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.00% due 7/1/13	572,710
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured),
	5.125% due 7/1/21	519,286
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00% due 9/1/14	574,905
500,000	New Jersey State Educational Facilities Authority, Montclair State University, (MBIA Insurer), Series J,
	5.25% due 7/1/17	565,655
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A,
	5.00% due 9/1/16	573,370
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	276,837
400,000	New Jersey State Educational Facilities Authority, William Patterson University, (Syncora Gurantee, Inc. Insured), Series E, Prerefunded 7/1/12 @ 100,
	5.25% due 7/1/20	447,396
200,000	New Jersey State Health Care Facilities Financing Authority Revenue, Kennedy Health System Project, (MBIA Insured), Series A,
	5.00% due 7/1/09	201,288
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B :
295,000	5.55% due 11/1/09	303,523
165,000	5.75% due 11/1/11	170,582
200,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	207,596
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00% due 6/15/17	279,450

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, (FGIC Insured), Series A, Escrowed to Maturity,
	5.25% due 6/15/14	$648,824
100,000	New Jersey State Transportation, Trust Fund Authority, Transportation System, Series A, Prerefunded 6/15/12 @ 100,
	5.50% due 6/15/13	116,968
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A,
	5.75% due 1/1/18	71,622
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity,
	5.00% due 6/15/11	272,977
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25% due 9/1/13	10,029
150,000	Ocean City, NJ, Board Of Education, General Obligation Unlimited, (MBIA Insured),
	5.00% due 4/1/12	164,817
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25% due 6/1/15	215,344
300,000	Rutgers State University, Revenue Bonds, (FGIC Insured),
	5.00% due 5/1/15	331,050
	Tobacco Settlement Financing Corp., NJ, Revenue :
335,000	6.75% due 6/1/39	404,794
125,000	7.00% due 6/1/41	152,284
610,000	6.25% due 6/1/43	724,405
500,000	Union County, NJ,
	5.00% due 3/1/17	536,970
150,000	Warren Township, NJ, School District, General Obligation Unlimited,
	5.35% due 3/15/10	156,833
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (MBIA Insured),
	5.00% due 2/1/15	552,495
		19,496,281
	Pennsylvania — 3.5%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25% due 7/1/16(1)	484,555
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured),
	5.00% due 7/1/13(1)	126,957
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
85,000	6.00% due 1/15/10 (1)	88,678

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2009 — (Unaudited)

Face
Amount	Value
MUNICIPAL BONDS* — (Continued)
Pennsylvania — (Continued)
$55,000	6.50% due 1/15/11 (1)	$59,386
759,576

TOTAL MUNICIPAL BONDS
(Cost $20,543,841)	21,339,672

TOTAL INVESTMENTS
(Cost $20,543,841)(2)	98.0%	$21,339,672
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0	432,383

NET ASSETS	100.0%	$21,772,055

*	Percentages indicated are based on net assets.
(1)	This is a joint regional authority.
(2)	Aggregate cost for federal tax purposes was $20,543,841.
Abbreviations:
AMBAC	—	American Municipal Bond Assurance Corporation
FGIC	—	Financial Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
MBIA	—	Municipal Bond Investors Assurance

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2009, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective November 1, 2008.  SFAS 157 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The following is a summary of the inputs used valuing each Portfolio’s investments as of January 31, 2009:

Investments In Securities

	Level 1	Level 2	Level 3	Total
Muni Intermediate Porfolio	$—	$53,962,768	$0	$53,962,768
New Jersey Muni Portfolio	—	21,339,672	0	21,339,672

Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost.  Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$2,137,460	$25,115	$2,112,345
New Jersey Muni Portfolio	809,342	13,511	795,831

3. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

On December 12, 2008, the Board of Trustees approved changing the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania to investing in municipal obligations of any state, territory and possession of the United States.  This change will be initiated in March 2009.

4. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/23/09